Acquisitions and Strategic Investments (Preliminary Purchase Allocation) (details) (USD $)	Dec. 31, 2013	Dec. 18, 2013
Business Acquisition [Line Items]
Property, plant and equipment	$ 141,100,000
Proteus Packaging and Transpak Corporation [Member]
Business Acquisition [Line Items]
Accounts receivable		4,400,000
Other current assets		5,900,000
Property, plant and equipment		13,300,000
Accounts payable and accrued liabilities		(3,700,000)
Goodwill		8,000,000
Purchase price		$ 49,100,000